Pensions and Other Postretirement Benefits (Changes in Projected Benefit Obligations, Plan Assets and Funded Status) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pensions	Dec. 31, 2011 Pensions	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2011 Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, Beginning of year				$ 5,333	$ 4,952	$ 1,394	$ 1,235
Service cost				54	57	19	16
Interest cost				217	231	50	55
Plan amendments				(2)	0	(19)	22
Actuarial losses / (gains) - net				443	444	(33)	126
Benefits paid		(70)		(347)	(281)	(62)	(64)
Foreign currency translation adjustments				59	(37)	3	(3)
Curtailment and special termination benefits	(30)			(6)	(58)	0	0
Defined Benefit Plan, Change in Benefit Obligation Attributable to Commodity Chemicals Business				29	29	10	11
Other				4	(4)	0	(4)
Projected benefit obligation, End of year				5,784	5,333	1,362	1,394
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance				4,382	4,127
Actual return on plan assets				571	426
Company contributions				80	113
Participant contributions				2	2
Benefits paid				(335)	(262)
Plan expenses and other-net				(1)	(2)
Foreign currency translation adjustments				50	(30)
Ending Balance				4,750	4,382
Funded Status				(1,034)	(951)	(1,362)	(1,394)
Amounts recognized in the Consolidated Balance Sheet:
Other assets (long-term)				27	23	0	0
Accounts payable and accrued liabilities		(103)	(108)	(20)	(13)	(75)	(87)
Accrued pensions		(1,057)	(968)	(1,041)	(961)	0	0
Other postretirement benefits		(1,287)	(1,307)	0	0	(1,287)	(1,307)
Net liability recognized				(1,034)	(951)	(1,362)	(1,394)
Defined Benefit Plan, Change in Plan Assets Attributable to Commodity Chemicals Business				$ 1	$ 8